21. Accounts payable to suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	R$ 1,469,199	R$ 1,727,046
Suppliers, current	1,419,243	1,683,577
Suppliers, noncurrent	49,956	43,469
Energy supplies
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	819,792	986,689
Materials and supplies
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	384,300	521,969
Natural gas for resale
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	95,478	101,026
Charges for use of grid system
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	R$ 169,629	R$ 117,362